Investment Objectives and Goals - Golden Eagle Dynamic Hypergrowth ETF	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Golden Eagle Dynamic Hypergrowth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Golden Eagle Dynamic Hypergrowth ETF (the “Fund”) seeks capital appreciation.